Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Rate to Reported Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Taxes at statutory rate, amount									$ 27,051	$ 34,284	$ 41,576
State income taxes-net of federal benefit, amount									(1,212)	1,426	(641)
Taxes on non U.S. earnings, amount									(5,857)	(16,058)	(12,907)
Valuation allowance, amount									(6,703)	(6,008)	(806)
Research and manufacturing incentive deductions and credits, amount									(11,756)	(7,024)	(5,681)
Stock compensation, amount									(1,914)	(4,103)	1,770
Repatriation tax, amount									14,108	36,777
GILTI and FDII, amount									6,437
Impact of U.S. tax rate change on deferred balances, amount										(4,209)
Other, amount									1,142	(893)	203
Total Income Tax Expense	$ 6,701	$ 2,377	$ 6,025	$ 6,193	$ 7,040	$ 1,122	$ 20,272	$ 5,758	$ 21,296	$ 34,192	$ 23,514
Taxes at statutory rate									21.00%	28.00%	35.00%
State income taxes-net of federal benefit, rate									(1.00%)	1.00%
Taxes on non U.S. earnings, rate									(5.00%)	(13.00%)	(11.00%)
Valuation allowance, rate									(5.00%)	(5.00%)	(1.00%)
Research and manufacturing incentive deductions and credits, rate									(9.00%)	(6.00%)	(5.00%)
Stock compensation, rate									(1.00%)	(3.00%)	2.00%
Repatriation tax, rate									11.00%	30.00%
GILTI and FDII, rate									5.00%
Impact of U.S. tax rate change on deferred balances, rate										(3.00%)
Other, rate									1.00%	(1.00%)
Total Effective Income Tax, rate									17.00%	28.00%	20.00%